Stock Option and Incentive Plan - Employee Equity-Based Compensation Pre-Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 38,550	$ 47,476	$ 44,539
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	19,879	18,253	19,215
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	2,714	3,476	3,536
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 15,957	$ 25,747	$ 21,788